Equity - Distribution of Profit - Dividends Paid (Details) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
	May 21, 2021	Oct. 08, 2020	Dec. 31, 2021	Dec. 31, 2020
Equity
Dividends paid				€ 113,230
Interim dividends paid			€ 0	€ 0
Dividends paid			€ 250,134
Class A, Ordinary shares
Equity
Dividends paid, % of par value (as a percent)			146.00%	65.00%
Dividends paid, per share (in Euros per share)			€ 0.36	€ 0.16
Dividends paid			€ 154,005	€ 68,859
Class B, Preference shares
Equity
Dividend approved (in Euros per share)	€ 0.01	€ 0.01
Preference shares, no preferred dividend
Equity
Dividends paid, % of par value (as a percent)			729.00%	323.00%
Dividends paid, per share (in Euros per share)			€ 0.36	€ 0.16
Dividends paid			€ 93,515	€ 41,757
Preference shares, preferred dividend
Equity
Dividends paid, % of par value (as a percent)			20.00%	20.00%
Dividends paid, per share (in Euros per share)			€ 0.01	€ 0.01
Dividends paid			€ 2,614	€ 2,614
Class A and Class B shares
Equity
Dividends paid	€ 247,520
Dividend approved (in Euros per share)	€ 0.36